UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - December 31, 2003

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:


We are pleased to present the MH Elite Small Cap Fund of Funds annual report for the period ending December 31, 2003.

Re-cov-er  1: to get back again 2: to make up for: recoup

This is exactly what we were able to do in 2003. The Fund suffered through its first losing year in 2002 with a -22.6% return. After a sluggish start in 2003 the Fund, as did the economy and stocks in general, gained momentum in the 2Q and rolled along for the remainder of the year. The Fund's 45.3% return for 2003 represented our best yearly gain and more than recouped the losses of 2002. Furthermore, the Fund's five year average annual return of 10.4% is noteworthy as the overall stock market was negative in 3 of the 5 previous years. Our shareholders will be pleased to know that as of 1/30/04, MH Elite Small Cap
Fund of Funds 5 yr. avg. annual return was #1 out of 572 fund of funds tracked by Morningstar, a mutual fund rating and reporting service.

Considering the year started with a war, a recessionary economy and a three year old bear market, the strength of the turnaround was remarkable. All the major indexes had banner years. The S&P 500 was up 28.7% after three consecutive down years, the NASDAQ surged 50% and the Russell 2000 index of small cap stocks return of 47.3% was its largest gain in the 25 year history of the index. For 2003, the average small cap fund returned 43.2% and the average for all domestic stock funds was 31.2%.

Historically, the month of December has been one of the most rewarding in terms of performance for the Fund, but in 2003, December turned out to be one of disappointment. As a result, the Fund was unable to outperform the Russell 2000 Index as there was a shift back to value stocks toward the end of the year.
The Fund's portfolio of underlying funds held almost a 2 to 1 ratio of growth stocks vs. value stocks in December.

While the positives certainly outweigh the negatives, the gains in 2003 are not likely to be repeated in 2004. All the economic factors that came together in 2003 should help to prolong the recovery, just not at the pace we witnessed in 2003. The economic indicators that propelled the turnaround included low interest rates, tax cuts, an increase in business spending, rising productivity and profits, the highest level of activity in 4 years from the manufacturing sector, increased consumer confidence and spending, and low inflation. One intangible factor for 2004 is that it is the fourth year of the presidential term. History has shown that 80% of the time this is a positive period for stocks.

On the other hand, soaring federal budget deficits and higher consumer debt could ultimately threaten the economy in the long term. Due to low interest rates and rising real estate values, consumers are carrying higher mortgage and credit card balances. When interest rates rise again, high debt balances could slow consumer spending which has always been the driving force for economic growth. The currentunemployment rate also remains a problem. Reports of lower claims are not necessarily the result of new hiring but rather frustrated workers who have left the labor force and whose benefits have run out and are no longer reflected in the jobless reports.

As the result of illegal after hours trading and inappropriate market timing allowed by certain funds, we are concerned about the unethical and, in some cases, corrupt behavior of a number of prominent fund families. Our portfolio of underlying funds will reflect investment in funds whose credibility within the fund industry remains intact.

We are also pleased to report that in January 2004 we introduced our second fund of funds, MH Elite Fund of Funds. To compliment the small cap holdings of MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds will invest in mid and large cap funds.

The Fund thanks you for your past and continued investment in the Fund and welcomes our new shareholders.



Sincerely,


/s/ Harvey Merson
Harvey Merson
President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all divided and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

This material must be accompanied or preceded by a prospectus for the Fund.

                       MH Elite Portfolio of Funds, Inc.
                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                             December 31, 2003



Mutual Funds  (90.7%)                           Quantity                Value

        American Century Sm Cap Val Inv. Class    13,942           $   127,992
        Bjurman-Barry Micro-Cap Growth            11,885               402,794
        Bjurman Small Cap Growth                  15,913               232,960
        Bogle Small Cap Growth                    13,603               357,627
        Bridgeway Small Cap Growth Class N        19,509               200,354
        Bridgeway Ultra Small Co. Market          26,019               388,719
        Bridgeway Small Cap Value Class N         14,822               152,223
        Boston Partners Small Cap II Inv. Classs  11,118               251,817
        FBR Small Cap Value Class A                4,543               147,428
        Fifth Third FDS Micro Cap Value Class A   28,125               266,627
        FMI Focus                                  4,004               136,214
        Hennessy Cornerstone Growth                7,378               142,769
        N/I Numeric Investors Small Cap Value      7,637               146,357
        Perritt Micro Cap Opportunities            8,631               203,940
        RS Investment Partners                     7,840               217,161
        Royce Opportunity                         25,036               303,942
        Royce Value Plus Fund                     35,342               302,884
        Wasatch Micro Cap                         39,044               282,677
        Wasatch Small Cap Value                   29,263               155,093
        William Blair Small Cap Growth Class N    15,081               329,212
                                                                   -----------

        Total Mutual Funds (Cost: $3,857,376)                        4,748,790
                                                                   -----------
Short-Term Securities (1.3%)
   TD Waterhourse Money Market                                          66,247
                                                                   -----------
Total Investments in Securities (Cost $3,923,623)                    4,815,037

Other Assets - net (8.0%)                                              419,399
                                                                   -----------
Net Assets - (100%)                                                $ 5,234,436
                                                                   ===========







 The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.
                      MH Elite Small Cap Fund of Funds
                     Statement of Assets and Liabilities
                             December 31, 2003



Assets

     Investments in Securities at value (Cost $3,923,623)          $ 4,815,037
     Cash in banks                                                     419,949
                                                                   -----------

     Total Assets                                                    5,234,986
                                                                   -----------

Liabilities

   Accrued expenses                                                        550
                                                                   -----------
   Total liabilities                                                       550
                                                                   -----------

Net Assets                                                         $ 5,234,436
                                                                   ===========


     Capital stock, at par $.01(1,000,000,000
        authorized, issued and outstanding - 741,436)              $     7,414
     Additional paid-in capital                                      4,335,608
     Net unrealized appreciation on investments                        891,414
                                                                   -----------

           Net Assets                                              $ 5,234,436
                                                                   ===========


Net asset value per share                                          $      7.06
                                                                   ===========








The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.
                      MH Elite Small Cap Fund of Funds
                           Statement of Operations
                    For The Year Ended December 31, 2003


Investment Income

   Dividends income from underlying funds               $     1,943
   Interest                                                     359
                                                         ----------
        Total Investment Income                               2,302
                                                         ----------
Expenses

   Investment advisory fees                                  27,452
   Reporting service fees                                     2,000
   Internet access hosting                                    1,410
   Brokerage and bank fees                                    1,034
   Professional fees                                            900
   Taxes                                                        550
   Telephone                                                    521
   Registration fees                                            230
   Miscellaneous                                                217
                                                         ----------
        Total expenses                                       34,314
                                                         ----------

Net Investment Loss                                         (32,012)
                                                         ----------
Realized and unrealized gain on investments

   Capital gain distributions from underlying funds          81,856
   Net realized gain on investments                          55,804
   Net change in unrealized appreciation on investments     924,285
                                                        -----------
   Net realized and unrealized gain on investments      $ 1,061,945
                                                        -----------

Net Increase in net assets resulting from operations    $ 1,029,933
                                                        ===========








The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.
                      MH Elite Small Cap Fund of Funds
                      Statement of Change in Net Assets
                 For Years Ended December 31, 2003 and 2002

                                                             2003          2002
                                                       ----------    ----------
Increase (Decrease) in Net Assets from operations

   Net investment loss                                 $   (32,012)  $  (24,422)
   Net realized gain (loss)on investments                  (55,804)    (140,967)
   Capital gain distributions from underlying funds         81,856       33,871
   Net change in unrealized appreciation
     (depreciation)on investment                           924,285     (389,202)
                                                       ------------  ----------
  Net increase(decrease)in net assets
     resulting from operations                           1,029,933     (520,720)
                                                       -----------   ----------

Distributions to Shareholders                                    -            -
                                                       -----------   ----------

Capital Share Transactions

   Net increase in net assets from
      capital share transactions                        2,264,095       247,550
                                                       ----------     ---------
   Net Increase (decrease)in Net Assets                 3,294,028      (273,170)

Net Assets at beginning of period                       1,940,408     2,213,578
                                                       ----------    ----------

Net assets at end of period                            $2,333,317    $1,940,408
                                                       ============  ==========





The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.
                       MH Elite Small Cap Fund of Funds
                        Notes to Financial Statements
                                December 31, 2003

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Small Cap Fund of Funds (the 'Fund') is a series of
MH Elite Portfolio of Funds, Inc. which was organized as a corporation in New Jersey on October 20, 1997. MH Elite Portfolio of Funds, Inc. was organized as an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. The sale to its initial investor occurred on February 17, 1998. The Fund acts as its own custodian.

The primary objective of the Fund is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

            The following is a summary of the Fund's significant accounting policies:

UNDERLYING FUND VALUATION - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

FEDERAL INCOME TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

                       MH Elite Portfolio of Funds, Inc.
                       MH Elite Small Cap Fund of Funds
                   Notes to Financial Statements (Continued)
                                December 31, 2003

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

RECLASSIFCATIONS - Certain financial statement items has been reclassified to conform to the current year's presentation.

In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of December 31, 2003, the Fund recorded permanent book/tax differences of $32,012 from net investment loss to paid-in capital. This classification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

                       MH Elite Portfolio of Funds, Inc.
                       MH Elite Small Cap Fund of Funds
                   Notes to Financial Statements (Continued)
                                December 31, 2003

2.	INVESTMENT ADIVSORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Fund with investment advice and, in general, supervises the management and investment program of the Fund. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Fund has agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets. For the period ended December 31, 2003 this fee was $27,452.

The Fund has entered into agreements with FTJ FundChoice, TD Waterhouse, and Delaware Guarantee & Trust Company to provide the following services:

1. Delaware Charter Guarantee & Trust Company serves as the trustee for the Fund's retirement plans.
2. TD Waterhouse serves as the Fund broker for purchases and sales of underlying funds.
3. Shares of the Fund can be purchased and sold through third party affiliations with FTJ FundChoice and TD Waterhouse.

The expenses and fees that a shareholder of the Fund will incur are based on the Fund's average daily net assets and are as follows: Management fees of 1.00% and other expenses of .25% for total fees of 1.25%. The expenses incurred by the Fund that exceed 1.25% may, at the discretion of the advisor, be paid by the investment advisor. The Fund will not pay any expenses inexcess of 1.25%. For the period ended December 31, 2003 the management fees were $27,452 and other expenses were $6,862 totaling $34,314. Actual expenses other than management fees for the Fund were $18,987 and the investment advisor paid $12,125 of the expenses from management fees.

3.	PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2003 aggregated $3,393,799 and $1,485,761 respectively. For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2003, on a tax basis, gross unrealized appreciation and depreciation on investments was $891,414 and $ -0-, respectively.

                       MH Elite Portfolio of Funds, Inc.
                       MH Elite Small Cap Fund of Funds
                   Notes to Financial Statements (Continued)
                                December 31, 2003

4.	INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

         Undistributed ordinary income          $     -
         Undistributed long-term capital gain   $     -
         Unrealized appreciation                $  891,414

The tax character of distributions paid during the years ended
December 31, 2003 and 2002 are as follows:

                                           2003       2002
          Ordinary income           $       -          -
          Long-term capital gain    $       -          -

5.	CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, 1,000,000,000 shares of $0.01 par value capital stock were authorized. Transactions in capital stock were as follows:

                             Shares                     Amount
                      ------------------------------------------------
                          2003      2002            2003        2002
                          ----      ----            ----        ----
    Shares Sold        350,462    69,552        $2,316,951   $376,307

    Shares issued in
    reinvestment of
    distributions           -           -                 -          -
                      ---------  --------        ----------   --------
                        350,462    69,552         2,316,951    376,307
    Shares redeemed      (8,714)  (22,427)          (52,856)  (128,757)
                      ---------  ---------       ----------   --------
    Net increase        341,748     47,125       $2,264,095   $247,550
                      ========== =========       ==========   ========

                       MH Elite Portfolio of Funds, Inc.
                       MH Elite Small Cap Fund of Funds
                            Financial Highlights
       For a share of capital stock outstanding throughout the period



                             2003        2002        2001        2000      1999
                         ----------    --------    --------   ---------  --------

PER SHARE DATA:

Net Asset Value,
  Beginning of Period       $  4.86     $  6.28     $  5.81     $  6.04   $  4.62

Income from
   Investment Operations:

  Net Investment
    Income (Loss)             (0.04)      (0.06)      (0.05)      (0.04)    (0.03)
  Net Realized and
   Unrealized
    Gain (Loss)
     on Investments            2.24       (1.36)       0.52        0.13      1.55

  Total Income (Loss) from
    Investment Operations      2.20       (1.42)       0.47        0.09      1.52


  Less Distributions              -           -           -       (0.32)    (0.10)

  Net Asset Value,
   End of Period            $  7.06     $  4.86     $  6.28     $  5.81   $  6.04

  Total Return                45.27%      (22.6%)      8.09%       1.50%    32.90%


Ratios/Supplement Data:

Net Assets at
 End of Period
  (in 000's)                $ 5,234     $ 1,940     $ 2,214     $ 1,571    $ 1,034
                            =======     =======     =======     =======    =======

Ratio of Expenses to
  Average Net Assets           1.23%       1.23%       1.24%       1.30%      1.00%

Ratio of Net Investment
  Income to Average
    Net Assets                -1.14%      -1.54%      -0.93%      -0.75%     -0.69%

Portfolio turnover rate       53.14%      36.50%      25.00%      50.00%     41.00%




The accompanying notes are an integral part of these financial statements.

                                     SANVILLE & COMPANY
                                 Certified Public Accountants
                                     1514 Old York Road
                                    Abington, PA  19001

                                    (215) 884-8460

                                 INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of MH Elite Portfolio of Funds, Inc.

        We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds (the 'Fund'), a series of the MH Elite Portfolio of Funds, Inc. including the schedule of investments, as of December 31, 2003 and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in net assets for the year ended December 31, 2002 and the financial highlights for each of the four years in the period then ended, were audited by other auditors whose report dated February 20, 2003 expressed an unqualified opinion on this information.

        We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, verified by examination through correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania                          Sanville & Company
February 21, 2004                                Certified Public Accountants

                         Board of Directors Information
                        MH Elite Small Cap Fund of Funds
                                 December 31, 2003


The business and affairs of the Fund are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Statement of Additional Information includes addition information about the Funds' Directors, and is available without charge, by calling 1-800-318-7969. Each director may be contacted by writing to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

Independent Directors

Vincent Farinaro

Vincent Farinaro is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/1998.
Vincent Farinaro is a consultant to the Converted Paper Products, a manufacture of paperboard and boxes. Mr. Farinaro consults on all aspects of production, sales, and distribution.


Howard Samms

Howard Samms is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/1998. Howard Samms is a Finance Department Director for Johnson and Johnson Healthcare Systems and is responsible for all financial requirements of the Johnson and Johnson Healthcare Systems, to include monthly reporting, budget development and implementation, capital investment decisions and related asset management functions.

Jerome Stern

Jerome Stern is a Director of the Fund.  He serves a one-year term, and stands
for reelection annually.  He has been a Director since 9/1998.   Jerome Stern
has a BA Degree in chemistry from St. Peters College. After a brief career in the laboratory of National Starch Products he turned his attention to sales.
In 1957 Mr. Stern formed his own chemical distributorship as President and CEO. After 25 years of operation, he sold the company in 1982 to become sales consultant to a chemical and equipment manufacturer before retiring in 1992.

                         Board of Directors Information
                        MH Elite Small Cap Fund of Funds
                               December 31, 2003
                                    (Continued)

Tice Walker

Tice Walker is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 8/2003. Mr. Tice Walker, Fellow of the Casualty Actuarial Society, reviews and analyzes reinsurance submissions, audits cedant underwriting files and builds relationships with cedants and brokers.


Interested Directors

Harvey Merson

Harvey Merson is a Director of the Fund, and President of MH Investment Management, Inc., advisor to the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/1998.

Harvey Merson has held a NASD series 7 license since 1982, and is registered with the State of New Jersey as a Registered Investment Adviser. He has been assisting clients with the purchasing, monitoring, and sale of mutual funds and annuities for the last 21 years.


Jeff Holcombe

Jeff Holcombe is a Director of the Fund, and Vice President of MH Investment Management, Inc., advisor to the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/1998.

Jeff Holcombe is a Director of Development at Telcordia Technologies, Inc..
He is responsible for the planning, design, and development of software systems for the telephone industry.

MH Elite Portfolio of Funds, Inc.
220 Russell Avenue
Rahway, New Jersey 07065

Investor Adviser
    MH Investment Management, Inc.
    220 Russell Avenue
    Rahway, New Jersey 07065





MH Elite Portfolio of Funds,Inc.

       Annual Report
             to
       Shareholders
     December 31, 2003



Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer. A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue,
Rahway, NJ 07065.

Item 3. Audit Committe Financial Expert

MH Elite Portfolio of Funds, Inc. manages a small fund with less than 10 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).


Item 4. Principal Accountant Fees and Services

   The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2003             2002
                     -------          -------
Audit Fees           $ 5,900          $ 3,900
Audit-Related              0                0
Tax Fees                 450              450
All Other Fees             0                0
                     -------          -------
Total                $ 6,350          $ 4,350


Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of February, 2004.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of February, 2004.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)